Accounting principles and other information (Tables)	12 Months Ended
Dec. 31, 2018
Accounting principles and other information
Schedule of useful lives of intangible and tangible assets

Intangible assets
Licenses, utilization rights and software	2–25 years
Trademarks	5 years
Customer agreements	5–15 years

Tangible assets
Buildings	5–30 years
Modems	2–5 years
Machinery and technical plant	2–30 years
Equipment and installations	2–10 years

Schedule of amortization period of capitalized contract cost

Amortization periods:
Consumer contracts	3 - 24 months
Business contracts	3 - 36 months